Portfolio of Investments – as of December 31, 2025 (Unaudited)
Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 96.9% of Net Assets
	Aerospace & Defense — 10.1%
41,850	ATI, Inc.(a)	$4,802,706
26,964	BWX Technologies, Inc.	4,660,458
37,637	Hexcel Corp.	2,781,374
47,247	Karman Holdings, Inc.(a)	3,457,063
62,253	Leonardo DRS, Inc.	2,122,205
32,180	Loar Holdings, Inc.(a)	2,188,240
17,755	VSE Corp.	3,067,531
		23,079,577
	Banks — 2.7%
43,154	Axos Financial, Inc.(a)	3,718,148
36,794	Bancorp, Inc.(a)	2,484,331
		6,202,479
	Biotechnology — 8.7%
82,075	Alkermes PLC(a)	2,296,459
15,570	Ascendis Pharma AS, ADR(a)	3,320,147
28,187	Insmed, Inc.(a)	4,905,665
20,102	Natera, Inc.(a)	4,605,167
23,481	Neurocrine Biosciences, Inc.(a)	3,330,310
33,652	Travere Therapeutics, Inc.(a)	1,285,843
		19,743,591
	Broadline Retail — 1.4%
28,348	Ollie's Bargain Outlet Holdings, Inc.(a)	3,107,224
	Capital Markets — 4.3%
49,293	Jefferies Financial Group, Inc.	3,054,687
53,807	StepStone Group, Inc., Class A	3,452,795
13,607	Stifel Financial Corp.	1,703,869
17,916	StoneX Group, Inc.(a)	1,704,349
		9,915,700
	Commercial Services & Supplies — 0.9%
20,524	Casella Waste Systems, Inc., Class A(a)	2,010,121
	Communications Equipment — 2.1%
20,282	Ciena Corp.(a)	4,743,351
	Construction & Engineering — 1.3%
69,315	Legence Corp., Class A(a)	2,983,318
	Construction Materials — 0.8%
24,877	Knife River Corp.(a)	1,750,097
	Consumer Finance — 1.7%
24,917	Enova International, Inc.(a)	3,916,952
	Consumer Staples Distribution & Retail — 3.9%
23,874	BJ's Wholesale Club Holdings, Inc.(a)	2,149,376
7,383	Casey's General Stores, Inc.	4,080,658
29,130	Performance Food Group Co.(a)	2,619,370
		8,849,404
	Diversified Consumer Services — 2.8%
121,417	Laureate Education, Inc.(a)	4,088,110
86,092	Universal Technical Institute, Inc.(a)	2,249,584
		6,337,694
	Electrical Equipment — 1.1%
19,159	Generac Holdings, Inc.(a)	2,612,713
	Electronic Equipment, Instruments & Components — 4.8%
21,527	Advanced Energy Industries, Inc.	4,507,108
117,143	Mirion Technologies, Inc.(a)	2,743,489
48,430	Trimble, Inc.(a)	3,794,491
		11,045,088
Shares	Description	Value (†)
	Energy Equipment & Services — 0.8%
101,603	Flowco Holdings, Inc., Class A	$1,904,040
	Health Care Equipment & Supplies — 4.1%
21,547	Glaukos Corp.(a)	2,432,872
16,265	iRhythm Technologies, Inc.(a)	2,886,062
12,940	Penumbra, Inc.(a)	4,023,175
		9,342,109
	Health Care Providers & Services — 6.8%
101,334	Alignment Healthcare, Inc.(a)	2,001,347
62,434	BrightSpring Health Services, Inc.(a)	2,338,153
36,132	HealthEquity, Inc.(a)	3,310,053
53,727	Hinge Health, Inc., Class A(a)	2,495,619
243,194	LifeStance Health Group, Inc.(a)	1,712,086
150,647	Privia Health Group, Inc.(a)	3,571,840
		15,429,098
	Hotels, Restaurants & Leisure — 4.4%
132,712	Life Time Group Holdings, Inc.(a)	3,527,485
31,217	Planet Fitness, Inc., Class A(a)	3,386,108
19,360	Texas Roadhouse, Inc.	3,213,760
		10,127,353
	Household Durables — 0.7%
3,840	TopBuild Corp.(a)	1,602,010
	Insurance — 0.9%
9,991	Reinsurance Group of America, Inc.	2,032,769
	Life Sciences Tools & Services — 3.2%
8,611	Charles River Laboratories International, Inc.(a)	1,717,722
20,604	Repligen Corp.(a)	3,376,172
111,044	Stevanato Group SpA	2,234,205
		7,328,099
	Machinery — 8.9%
15,889	Crane Co.	2,930,408
23,152	Esab Corp.	2,586,542
27,278	Federal Signal Corp.	2,962,118
48,731	Flowserve Corp.	3,380,957
22,389	ITT, Inc.	3,884,715
9,991	RBC Bearings, Inc.(a)	4,480,264
		20,225,004
	Oil, Gas & Consumable Fuels — 1.1%
109,660	Magnolia Oil & Gas Corp., Class A	2,400,457
	Professional Services — 1.7%
54,248	ExlService Holdings, Inc.(a)	2,302,285
10,914	Paylocity Holding Corp.(a)	1,664,385
		3,966,670
	Real Estate Management & Development — 1.4%
21,602	Colliers International Group, Inc.	3,175,710
	Semiconductors & Semiconductor Equipment — 7.7%
116,842	Allegro MicroSystems, Inc.(a)	3,082,292
25,961	MKS, Inc.	4,148,568
10,753	Nova Ltd.(a)	3,531,178
33,765	Power Integrations, Inc.	1,200,008
35,229	Rambus, Inc.(a)	3,237,193
18,116	Silicon Laboratories, Inc.(a)	2,367,761
		17,567,000
	Software — 7.3%
9,008	Appfolio, Inc., Class A(a)	2,095,711
5,477	CyberArk Software Ltd.(a)	2,443,071
19,902	Guidewire Software, Inc.(a)	4,000,501

Shares	Description	Value (†)
	Software — continued
8,346	InterDigital, Inc.	$2,657,199
69,011	nCino, Inc.(a)	1,769,442
3,992	Tyler Technologies, Inc.(a)	1,812,168
22,731	Workiva, Inc.(a)	1,960,549
		16,738,641
	Specialty Retail — 0.4%
39,644	National Vision Holdings, Inc.(a)	1,023,608
	Trading Companies & Distributors — 0.9%
16,050	SiteOne Landscape Supply, Inc.(a)	1,999,188
	Total Common Stocks (Identified Cost $182,351,036)	221,159,065

Principal Amount	Description	Value (†)
Short-Term Investments — 3.1%
$7,040,128
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 12/31/2025  at 2.150% to
be repurchased at $7,040,968 on 1/02/2026
collateralized by $7,151,100 U.S. Treasury Note,
3.750% due 6/30/2027 valued at $7,181,049 including
accrued interest(b)
(Identified Cost $7,040,128)
		$7,040,128
	Total Investments — 100.0% (Identified Cost $189,391,164)	228,199,193
	Other assets less liabilities — (0.0)%	(96,295)
	Net Assets — 100.0%	$228,102,898

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$221,159,065	$ —	$ —	$221,159,065
Short-Term Investments	—	7,040,128	—	7,040,128
Total Investments	$221,159,065	$7,040,128	$—	$228,199,193

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.